Disclosure of detailed information about foreign exchange rates used (Details)	9 Months Ended
	May 31, 2019 Rand_USD CAD_USD	May 31, 2018 Rand_USD CAD_USD	Aug. 31, 2018 Rand_USD CAD_USD
Rand/USD [Member]
Statements [Line Items]
Period-end rate | Rand_USD	14.6127		14.6883
Period average rate | Rand_USD	14.2436	12.7354
CAD/USD [Member]
Statements [Line Items]
Period-end rate | CAD_USD	1.3527		1.3055
Period average rate | CAD_USD	1.3267	1.2665